Borrowings	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Borrowings	Note 12 - Borrowings
(Amounts in thousands, except share, per share and per unit data)
The Group’s borrowings consisted of the following amounts as of the reporting date:

Instrument	Interest Rate				June 30, 2025	December 31, 2024
Credit Facility	(8.16%	and	8.63%,	respectively)(a)	473,000	284,400
Term Loan I	(6.50%)				—	88,948
Term Loan II	(8.83%)	(a)			—	83,851
ABS I Notes	(5.00%)				—	80,157
ABS II Notes	(5.25%)				—	102,431
ABS IV Notes	(4.95%)				71,772	79,653
ABS VI Notes	(7.50%)	(b)			214,626	242,010
ABS VIII Notes	(7.28%)				566,526	585,747
ABS IX Notes	(6.89%)				71,390	75,316
ABS X Notes	(7.07%)				516,724	—
ABS Maverick Notes	(9.10%)				470,000	—
Nordic Bonds	(9.75%)				300,000	—
Other miscellaneous borrowings(c)					36,536	113,060
Total borrowings					$2,720,574	$1,735,573
Less: Current portion of long-term debt					(216,423)	(209,463)
Less: Deferred financing costs					(42,725)	(34,115)
Plus: Market premiums					10,258	—
Less: Original issue discounts					(11,197)	(8,216)
Total non-current borrowings, net					$2,460,487	$1,483,779
(a)Represents the variable interest rate as of period end.
(b)Includes $132,576 for the assumption of Oaktree’s proportionate share of the ABS VI debt as part of the Oaktree acquisition as of December 31, 2024. Refer to Note 4 for additional information regarding the Oaktree acquisition.
(c)Includes $76,100 in notes payable issued as part of the consideration in the Oaktree acquisition as of December 31, 2024. Includes $26,981 and $30,000 in notes payable issued by a third party financial institution in November 2024, collateralized by two natural gas processing plants and various natural gas compressors and related support equipment in the Central Region, as of June 30, 2025 and December 31, 2024, respectively. Refer to Note 4 for additional information regarding the
Oaktree acquisition.
Credit Facility
The Group maintains a revolving loan facility (the “Credit Facility”) with a lending syndicate, the borrowing base for which is redetermined semi-annually or as needed. The Group’s wholly owned subsidiary, DP RBL Co LLC, serves as the borrower under the Credit Facility. The borrowing base is primarily determined by the value of the natural gas and oil properties that serve as collateral for the lending arrangement, and it may fluctuate due to changes in collateral, which can result from acquisitions or the establishment of ABS, term loans, or other lending structures.
In March 2025, in connection with the close of the Maverick acquisition, the Group amended and restated the credit agreement governing its Credit
Facility. The amendment extended the maturity of the Credit Facility to March 2029 and increased the borrowing base to $900,000, primarily resulting from the additional collateral acquired in the Maverick acquisition. There were no other material changes to pricing or terms. The Group utilized the proceeds from the upsized borrowing base to fund a portion of the Maverick acquisition and repay the outstanding principal on Term Loan II. Refer to
Note 4 for additional information regarding acquisitions.
The Credit Facility has an interest rate of SOFR plus an additional spread that ranges from 2.75% to 3.75% based on utilization. Interest payments on the Credit Facility are paid on a quarterly basis. Available borrowings under the Credit Facility were $391,961 as of June 30, 2025 which considers the impact of $35,039 in letters of credit issued to certain vendors.
The Credit Facility contains certain customary representations and warranties and affirmative and negative covenants, including covenants relating to:
maintenance of books and records; financial reporting and notification; compliance with laws; maintenance of properties and insurance; and limitations on incurrence of indebtedness, liens, fundamental changes, international operations, asset sales, making certain debt payments and amendments, restrictive agreements, investments, restricted payments and hedging. The restricted payment provision governs the Group’s ability to make discretionary payments such as dividends, share repurchases, or other discretionary payments. DP RBL Co LLC must comply with the following restricted payments test in order to make discretionary payments (i) leverage is less than 1.5x and borrowing base availability is >15%, or (ii) leverage is between
1.5x and 2.0x, free cash flow must be positive and borrowing base availability must be >20%, and (iii) when leverage exceeds 2.0x for DP RBL Co LLC, restricted payments are prohibited.
Additional covenants require DP RBL Co LLC to maintain a ratio of total debt to EBITDAX of not more than 3.25 to 1.00 and a ratio of current assets
(with certain adjustments) to current liabilities of not less than 1.00 to 1.00 as of the last day of each fiscal quarter.
As of June 30, 2025, the Group was in compliance with all covenants for the Credit Facility.
Term Loan I
In May 2020, the Group acquired DP Bluegrass LLC, a limited-purpose, bankruptcy-remote, wholly owned subsidiary, to facilitate a securitized financing agreement for $160,000, structured as a secured term loan (the “Term Loan I”). The Group issued Term Loan I at a 1% discount, resulting in net proceeds of $158,400, which were used to fund the 2020 Carbon and EQT acquisitions. Term Loan I was secured by certain producing assets acquired in connection with these acquisitions.
Term Loan I accrued interest at an annual rate of 6.50% and had a maturity date of May 2030. Both interest and principal payments on Term Loan I were made on a monthly basis.
Term Loan II
In August 2024, the Group formed DP Yellow Jacket Holdco LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary to enter into a securitized financing agreement for a $60,000 term loan and a $5,000 revolving loan for a total borrowing base of $65,000 (the “Term Loan II”). The proceeds from Term Loan II were used, in part, to fund the 2024 Crescent Pass acquisition.
In October 2024, the Group amended the Term Loan II and expanded the term loan to $82,651 and the revolving loan to $12,349 for a total borrowing base of $95,000. This amendment was accounted for as an extinguishment, which resulted in a loss of $2,470, recorded in ‘loss on early retirement of debt’ in the Statement of Comprehensive Income. The expanded borrowing capacity was used to fund a portion of the 2024 East Texas II acquisition, and the acquired assets additionally collateralized the expanded Term Loan II.
The Term Loan II was secured by the Crescent Pass and East Texas II assets and carried an interest at SOFR plus an additional spread ranging from
4.25% to 5.25% and was payable quarterly. The term loan was subject to fixed amortization with monthly principal payments of $500 beginning in
February 2025 and escalating to $1,000 beginning in July 2025 with the remaining unpaid principal balance due upon maturity in August 2027. The
Term Loan II was to be prepaid if the Group received cash in connection with an issuance of equity interest or ABS monetization.
ABS I Notes
In November 2019, the Group formed Diversified ABS LLC (“ABS I”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB-
rated asset-backed securities for an aggregate principal amount of $200,000 at par. The ABS I Notes are secured by specific upstream producing assets in the Appalachian Region owned by the Group. At the time of the agreement, 85% of the natural gas production from these assets was hedged through long-term derivative contracts. The ABS I Notes carried an annual interest rate of 5% and had a legal final maturity date of January 2037, with an amortizing maturity date of December 2029. Both interest and principal payments on the ABS I Notes were made on a monthly basis.
If ABS I generated cash flow exceeding the required payments, it was required to pay between 50% to 100% of the excess cash flow, contingent on certain performance metrics, as additional principal, with the remaining excess cash flow, if any, remaining with the Group. In particular, (a) with respect to any payment date prior to March 1, 2030, (i) if the debt service coverage ratio (the “DSCR”) as of such payment date was greater than or equal to 1.25 to 1.00, then 25%, (ii) if the DSCR as of such payment date was less than 1.25 to 1.00 but greater than or equal to 1.15 to 1.00, then
50%, and (iii) if the DSCR as of such payment date was less than 1.15 to 1.00, the production tracking rate for ABS I was less than 80%, or the loan to value ratio was greater than 85%, then 100%, and (b) with respect to any payment date on or after March 1, 2030, 100%ABS II Notes
In April 2020, the Group formed Diversified ABS Phase II LLC (“ABS II”), a limited-purpose, bankruptcy-remote, wholly owned subsidiary, to issue BBB-
rated asset-backed securities in an aggregate principal amount of $200,000. The ABS II Notes were issued at a 2.775% discount. The Group used the net proceeds of $183,617, net of discount, capital reserve requirement, and debt issuance costs, to reduce the outstanding balance on its Credit Facility.
The ABS II Notes were secured by specific upstream producing assets in the Appalachian Region owned by the Group. At the time of the agreement,
85% of the natural gas production from these assets was hedged through long-term derivative contracts. The ABS II Notes carried an annual interest rate of 5.25% rate per annum and had a legal final maturity date of July 2037, with an amortizing maturity date of September 2028. Both interest and principal payments on the ABS II Notes were made on a monthly basis.
If ABS II generated cash flow exceeding the required payments, it was required to pay between 50% to 100% of the excess cash flow, contingent on certain performance metrics, as additional principal, with the remaining excess cash flow, if any, remaining with the Group. In particular, (a) (i) if the
DSCR as of any payment date was less than 1.15 to 1.00, then 100%, (ii) if the DSCR as of such payment date was greater than or equal to 1.15 to
1.00 and less than 1.25 to 1.00, then 50%, or (iii) if the DSCR as of such payment date was greater than or equal to 1.25 to 1.00, then 0%; (b) if the production tracking rate for ABS II was less than 80%, then 100%, else 0%; (c) if the loan-to-value ratio (“LTV”) as of such payment date was greater than 65%, then 100%, else 0%; (d) with respect to any payment date after July 1, 2024 and prior to July 1, 2025, if LTV was greater than 40% and
ABS II executed hedging agreements for a minimum period of 30 months starting July 2026 covering production volumes of at least 85% but no more than 95% (the “Extended Hedging Condition”), then 50%, else 0%; (e) with respect to any payment date after July 1, 2025 and prior to October 1,
2025, if LTV was greater than 40% or ABS II did not satisfy the Extended Hedging Condition, then 50%, else 0%; and (f) with respect to any payment date after October 1, 2025, if LTV was greater than 40% or ABS II did not satisfy the Extended Hedging Condition, then 100%, else 0%.
ABS III Notes
In February 2022, the Group formed Diversified ABS Phase III LLC (“ABS III”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue
BBB rated asset-backed securities with a total principal amount of $365,000 at par (the “ABS III Notes”). The ABS III Notes were secured by certain upstream producing and midstream assets in the Appalachian Region owned by the Group. The ABS III Notes carried an annual interest rate of 4.875%
and had a legal final maturity date of April 2039, with an amortizing maturity date of November 2030. Both interest and principal payments on the ABS
III Notes were made on a monthly basis.
If ABS III generated cash flow exceeding the required payments, it was required to pay between 50% to 100% of the excess cash flow, contingent on certain performance metrics, as additional principal, with the remaining excess cash flow, if any, remaining with the Group. In particular, (a) (i) if the
DSCR as of any payment date was greater than or equal to 1.25 to 1.00, then 0%, (ii) if the DSCR as of such payment date was less than 1.25 to 1.00 but greater than or equal to 1.15 to 1.00, then 50%, and (iii) if the DSCR as of such payment date was less than 1.15 to 1.00, then 100%; (b) if the production tracking rate for ABS III (as described in the ABS III Indenture) was less than 80%, then 100%, else 0%; and (c) if the LTV for ABS III was greater than 65%, then 100%, else 0%.
ABS IV Notes
In February 2022, the Group formed Diversified ABS IV LLC (“ABS IV”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB rated asset-backed securities with a total principal amount of $160,000 at par value (the “ABS IV Notes”). These notes are secured by a portion of the upstream producing assets acquired through the Blackbeard acquisition. The ABS IV Notes carry an annual interest rate of 4.95% and have a legal final maturity date of February 2037, with an amortizing maturity date of September 2030. Both interest and principal payments on the ABS IV Notes are made on a monthly basis.
If ABS IV generated cash flow exceeding the required payments, it must allocate between 50% to 100% of the excess cash flow towards additional principal payments, depending on certain performance metrics, with any remaining excess cash flow retained by the Group. Specifically, (a) (i) if the
DSCR on any payment date is at least 1.25 to 1.00, then 0% of the excess cash flow is used for additional principal payments, (ii) if the DSCR is between 1.15 to 1.00 and 1.25 to 1.00, then 50%, and (iii) if the DSCR is below 1.15 to 1.00, then 100%; (b) if the production tracking rate for ABS IV is below 80%, then 100%, otherwise 0%; and (c) if the LTV for ABS IV exceeds 65%, then 100%, otherwise 0%.
ABS V Notes
In May 2022, the Group formed Diversified ABS Phase V LLC (“ABS V”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB rated asset-backed securities with a total principal amount of $445,000 at par value (the “ABS V Notes”). These notes were secured by a majority of the
Group’s remaining upstream assets in the Appalachian Region that were not included in previous ABS transactions. The ABS V Notes carry an annual interest of 5.78% and had a legal final maturity date of May 2039, with an amortizing maturity of December 2030. Both interest and principal payments on the ABS V Notes were made on a monthly basis.
If ABS V generated cash flow exceeding the required payments, it allocated between 50% to 100% of this excess cash flow towards additional principal payments, depending on certain performance metrics, with any remaining excess cash flow retained by the Group. Specifically, (a) (i) if the DSCR on any payment date was at least 1.25 to 1.00, then 0% of the excess cash flow was used for additional principal payments, (ii) if the DSCR was between
1.15 to 1.00 and 1.25 to 1.00, then 50%, and (iii) if the DSCR was below 1.15 to 1.00, then 100%; (b) if the production tracking rate for ABS V was below 80%, then 100%, otherwise 0%; and (c) if the LTV for ABS V exceeded 65%, then 100%, otherwise 0%.
ABS VI Notes
In October 2022, the Group formed Diversified ABS Phase VI LLC (“ABS VI”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue, jointly with Oaktree, BBB+ rated asset-backed securities with a total principal amount of $460,000. The Group’s share amounted to $235,750 before fees, reflecting its 51.25% ownership interest in the collateral assets (the “ABS VI Notes”). The ABS VI Notes were issued at a 2.63% discount and are primarily secured by the upstream assets jointly acquired with Oaktree in the Tapstone acquisition. The Group recorded its proportionate share of the
ABS VI Notes in its Consolidated Statement of Financial Position. In June 2024, as part of the Oaktree acquisition, the Group assumed Oaktree’s proportionate debt of $132,576 associated with the ABS VI Notes. Refer to Note 4 for additional information regarding the Oaktree acquisition.
The ABS VI Notes carry an annual interest rate of 7.50% and have a legal final maturity date of November 2039, with an amortizing maturity date of
October 2031. Both interest and principal payments on the ABS VI Notes are made on a monthly basis.
If ABS VI achieves certain performance metrics, it is required to allocate 50% to 100% of any excess cash flow towards additional principal payments.
Specifically, (a) (i) if the DSCR as of the applicable payment date is below 1.15 to 1.00, then 100% of the excess cash flow is used for additional principal payments, (ii) if the DSCR is between 1.15 to 1.00 and 1.25 to 1.00, then 50%, or (iii) if the DSCR is at least 1.25 to 1.00, then 0%; (b) if the production tracking rate for ABS VI is below 80%, then 100%, otherwise 0%; and (c) if the LTV for ABS VI exceeds 75%, then 100%, otherwise 0%.
ABS VII Notes
In November 2023, the Group formed DP Lion Equity Holdco LLC (“ABS VII”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue
Class A and Class B asset-backed securities (the “Class A Notes,” “Class B Notes,” and collectively the “ABS VII Notes”). These notes are secured by certain upstream producing assets in the Appalachian Region. The Class A Notes, rated BBB+, were issued with a total principal amount of $142,000, while the Class B Notes, rated BB-, were issued with a total principal amount of $20,000. The Class A Notes carry an annual interest rate of 8.243% and have a legal final maturity date of November 2043, with an amortizing maturity date of February 2034. The Class B Notes carry an annual interest rate of 12.725% and have a legal final maturity date of November 2043, with an amortizing maturity date of August 2032. Both interest and principal payments on the ABS VII Notes are made on a monthly basis.
In December 2023, the Group divested 80% of the equity ownership in ABS VII to outside investors, generating cash proceeds of $30,000. Upon evaluating the remaining 20% interest in ABS VII, the Group determined that the governance structure does not allow it to exercise control, joint control, or significant influence over the entity. Consequently, ABS VII is not consolidated within the Group’s financial statements. The Group’s remaining investment in ABS VII, initially valued at $7,500, was accounted for at fair value in accordance with IFRS 9, Financial Instruments (“IFRS 9”).
ABS VIII Notes
In May 2024, the Group formed Diversified ABS VIII LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue Class A-1 and Class
A-2 asset-backed securities (the “Class A-1 Notes,” “Class A-2 Notes,” and collectively the “ABS VIII Notes”). The Class A-1 Notes, rated A, were issued with a total principal amount of $400,000, while the Class A-2 Notes, rated BBB+, were issued with a total principal amount of $210,000. The proceeds from these issuances were used to repay the outstanding principal of the ABS III and V notes, effectively retiring those notes from the Group’s outstanding debt. Consequently, Diversified ABS III LLC & Diversified ABS V LLC were dissolved. The ABS VIII Notes are secured by the collateral that previously secured the ABS III and V notes, which includes certain upstream producing and midstream assets in the Appalachian Region owned by the
Group, and the remaining upstream assets in the Appalachian Region that were not securitized by previous ABS transactions.
The Class A-1 Notes carry an annual interest rate of 7.076%, while the Class A-2 Notes carry an annual interest rate of 7.670%. These notes have a legal final maturity date of May 2044, with amortizing maturity of March 2033. Both interest and principal payments on the ABS VIII Notes are made on a monthly basis.
If ABS VIII achieves certain performance metrics, it is required to allocate 25% to 100% of any excess cash flow towards additional principal payments.
Specifically, (a) (i) if the DSCR as of the applicable payment date is below 1.45 to 1.00, then 100%, (ii) if the DSCR is between 1.45 to 1.00 and 1.50 to
1.00, then 50%, or (iii) if the DSCR is at least 1.50 to 1.00, then 25%; (b) if the production tracking rate for ABS VIII is below 80%, then 100%, otherwise 25%; or (c) if the LTV for ABS VIII exceeds 75%, then 100%, otherwise 25%.
ABS IX Notes
In June 2024, the Group formed DP Mustang Holdco LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary (“ABS IX,” formerly “ABS
Facility Warehouse”), to secure a bridge loan facility (the “ABS Facility Warehouse Notes”). The initial draw on the ABS Facility Warehouse Notes amounted to $71,000, which included $66,343 in net proceeds, $3,060 in restricted cash interest reserve, and $1,597 in debt issuance costs. The ABS
Facility Warehouse Notes were secured by certain producing assets that previously collateralized the Credit Facility. It carried an interest rate of SOFR plus an additional 3.75% and had a legal final maturity date of May 2029. Both interest and principal payments on the ABS Facility Warehouse Notes were made on a monthly basis.
In September 2024, the Group issued Class A and Class B asset-backed securities (the “Class A Notes,” “Class B Notes,” and collectively the “ABS IX
Notes”) with a total principal amount of $76,500. The Class A Notes were issued with a total principal amount of $71,000, while the Class B Notes were issued with a total principal amount of $5,500. The proceeds from these issuances were used to repay the outstanding principal of the ABS Facility
Warehouse Notes, effectively retiring it from the Group’s outstanding debt and resulting in a loss on the early retirement of debt amounting to $1,634.
The Class A Notes carry an annual interest rate of 6.555% and have an amortizing maturity date of December 2034. The Class B Notes carry an annual interest rate of 11.235% and have an amortizing maturity date of September 2030. Both interest and principal payments on the ABS IX Notes are made on a monthly basis.
ABS X Notes
In February 2025, the Group formed Diversified ABS Phase X LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary (“ABS X”), to issue to issue Class A-1, Class A-2, and Class B asset-backed securities (the “Class A-1 Notes,” “Class A-2 Notes,” “Class B Notes,” and collectively the “ABS X
Notes”) with a total principal amount of $530,000. The Class A-1 Notes, rated A-, were issued with a total principal amount of $200,000. The Class A-2
Notes, rated BBB, were issued with a total principal amount of $240,000. The Class B Notes, rated BB-, were issued with a total principal amount of
$90,000. The proceeds from these issuances were used to repay the outstanding principal of the ABS I Notes, ABS II Notes, and Term Loan I, effectively retiring those notes from the Group’s outstanding debt. The ABS X Notes are secured by certain upstream producing assets in the
Appalachian Region owned by the Group, including those that previously collateralized the ABS I Notes, ABS II Notes, and Term Loan I. Excess proceeds from the issuance of the Notes were used to fund the Summit acquisition and for general corporate purposes. Refer to Note 4 for additional information regarding acquisitions.
The Class A-1 Notes carry an annual interest rate of 5.945%. The Class A-2 Notes carry an annual interest rate of 6.751%. The Class B Notes carry an annual interest rate of 10.398%. These notes have a legal final maturity date of February 2045. Both interest and principal payments on the ABS X
Notes are made on a monthly basis.
If ABS X achieves certain performance metrics, it is required to allocate 25% to 100% of any excess cash towards additional principal payments.
Specifically, (a) (i) if the Senior  DSCR as of the applicable payment date is below 1.45 to 1.00, then 100%, (ii) if the Senior DSCR as of such Payment
Date is greater than or equal to 1.45 to 1.00 and less than 1.55 to 1.00, then 50%, or (iii) if the Senior DSCR as of such Payment Date is greater than or equal to 1.55 to 1.00, then 32.5%; (b) if the production tracking rate for ABS X is below 80%, then 100%, otherwise 32.5%; (c) if the Senior LTV is greater than 80%, then 100%, and (ii) if the Senior LTV is greater than 75% but less than or equal to 80%, then 50%, otherwise 32.5%; or if the
Aggregate LTV is greater than 90%, then 100%.
ABS Maverick Notes
In February 2025, the Group formed Maverick ABS Holdings LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary (“ABS Maverick”), to hold the Class A-1, Class A-2, and Class B asset-backed securities (the “Class A-1 Notes,” “Class A-2 Notes,” “Class B Notes,” and collectively the “ABS
Maverick Notes”) assumed as part of the Maverick acquisition. These Notes had a total principal amount of $640,000 upon issuance. The Class A-1
Notes, rated A-, were issued with a total principal amount of $285,000. The Class A-2 Notes, rated BBB+, were issued with a total principal amount of
$260,000. The Class B Notes, rated BB-, were issued with a total principal amount of $95,000. Upon acquisition, the ABS Maverick Notes carried a  1.6%
market premium and are secured by certain upstream producing assets in the Western Anadarko Basin acquired in the Maverick acquisition. Refer to
Note 4 for additional information regarding acquisitions.
The Class A-1 Notes carry an annual interest rate of 8.121%. The Class A-2 Notes carry an annual interest rate of 8.946%. The Class B Notes carry an annual interest rate of 12.436%. These notes have a legal final maturity date of December 2038. Both interest and principal payments on the ABS
Maverick Notes are made on a monthly basis.
If ABS Maverick achieves certain performance metrics, it is required to allocate 0% to 100% of any excess cash towards additional principal payments on the Class A-1 Notes and Class A-2 Notes. Specifically, (a) with respect to any payment date occurring prior to excess allocation starting date, if, as of such payment date, (i) if no diversion or rapid amortization event is continuing, 0%, and (ii) if a diversion or rapid amortization event is continuing,
100%; and (b) with respect to any payment date on or after excess allocation starting date, 100%.
If ABS Maverick achieves certain performance metrics, it is required to allocate 0% to 100% of any excess cash towards additional principal payments on the Class B Notes. Specifically, (a) with respect to any payment date occurring prior to excess allocation starting date, (A) if, as of such payment date, (i) the DSCR is greater than or equal to 1.05 to 1.00, (ii) the production tracking rate is great than or equal to 85%, (iii) the LTV is less than (A)
prior to 24 months since the issuance of the Class B Notes, 70%, (B) between 24 and 36 months since the issuance of the Class B Notes, 70%, (B)
between 24 and 36 months since the issuance of the Class B Notes, 60%, and (C) at any other time when clauses (A) and (B) do not apply, 50%, and
(iv) no rapid amortization event is continuing, then 0%, otherwise, 100%; and (b) with respect to any payment date occurring on or after the excess allocation starting date, 100%.
Nordic Bonds
In April 2025, the Group issued $300,000 of new senior secured notes in the Nordic bond market at a 2% discount, resulting in net proceeds of
$294,000 (the “Nordic Bonds”). The proceeds were used for to repay existing indebtedness and for general corporate purposes. The Nordic Bonds mature in April 2029 and bear interest at a fixed rate of 9.75% per annum, payable semi-annually in arrears.
The Nordic Bonds must comply with the following financial covenants (i) leverage ratio shall not exceed 3.5x, (ii) asset coverage ratio shall not be less than 1.20 to 1.00, (iii) book equity shall not be less than $500,000, and (iv) liquidity shall not be less than 25% of the outstanding bonds.
The Nordic Bonds will be listed for trading on the Oslo Stock Exchange by January 2026.
As of June 30, 2025, the Group was in compliance with all financial covenants for the Nordic Bonds.
Oaktree Seller’s Note
In June 2024 the Group partially funded the purchase price of the Oaktree acquisition with deferred consideration in the form of an unsecured seller’s note from Oaktree (the “Oaktree Seller’s Note”). The Group issued $83,348 in notes at an annual interest rate of 8% and had a legal final maturity date of December 2025. Deferred interest and principal payments were scheduled in three installments: December 2024, June 2025, and December 2025.
In October 2024, the Group modified the terms of the Oaktree Seller’s Note, increasing the rate to 9%, extending the maturity date to September 2026, and changing the payment schedule to monthly interest and principal payments. Refer to Note 4 for additional information regarding the Oaktree acquisition.
In April 2025, the Group used proceeds from the Nordic Bonds to repay the outstanding principal of the Oaktree Seller’s Note, thereby retiring the notes from the Group’s outstanding debt.
Early Retirement of Debt
In February 2025, the Group used proceeds from the ABS X Notes to repay the outstanding principal of the ABS I & II notes and Term Loan I, thereby retiring the ABS I & II notes and Term Loan I from the Group’s outstanding debt and resulting in a loss on the early retirement of debt of $26,793.
Concurrently, Diversified ABS Holdings LLC,  Diversified ABS Phase II Holdings LLC, and DP Bluegrass Holdings LLC were dissolved. The ABS X Notes are secured by the collateral previously securing the ABS I & II notes, along with a portion of the collateral previously securing Term Loan I.
In March 2025, the Group used proceeds from the upsized borrowing base on the amended and restated credit agreement governing the Credit Facility, resulting in the write-off of unamortized debt issuance costs of $12,514, to repay the outstanding principal on Term Loan II, thereby retiring Term Loan
II from the Group’s outstanding debt and resulting in a loss on the early retirement of debt of $178.
In May 2024, the Group utilized proceeds from the ABS VIII Notes to repay the outstanding principal of the ABS III & V notes, thereby retiring the notes from the Group’s outstanding debt. The transaction resulted in a loss on the early retirement of debt of $10,649. Concurrently, Diversified ABS Phase III
LLC & Diversified ABS Phase V LLC were dissolved. The ABS VIII Notes are secured by the collateral previously securing the ABS III & V notes.
Debt Covenants
ABS IV, VI, VIII, IX, X, and Maverick Notes (Collectively, the “ABS Notes”) and the Nordic Bond
The ABS Notes and Nordic Bond are governed by a series of covenants and restrictions typical for such transactions, including (i) the requirement for the issuer to maintain specified reserve accounts to ensure the payment of interest on the ABS Notes and Nordic Bond, (ii) provisions for optional and mandatory prepayments, specified make-whole payments under certain conditions, (iii) indemnification payments in the event that the assets pledged as collateral for the ABS Notes and Nordic Bond are found to be defective or ineffective, (iv) covenants related to recordkeeping, access to information and similar matters, and (v) compliance with all applicable laws and regulations, including the Employee Retirement Income Security Act (“ERISA”),
environmental laws, and the USA Patriot Act (ABS IV only).
The ABS Notes and Nordic Bonds are also subject to customary accelerated amortization events as outlined in the indenture. These events include failure to maintain specified debt service coverage ratios, failure to meet certain production metrics, certain change of control and management termination events, and the failure to repay or refinance the ABS Notes and Nordic Bond on the applicable scheduled maturity date.
Additionally, the ABS Notes and Nordic Bonds are subject to customary events of default, which include non-payment of required interest, principal, or other amounts due, failure to comply with covenants within specified time frames, certain bankruptcy events, breaches of specified representations and warranties, failure of security interests to be effective, and certain judgments.
As of June 30, 2025, the Group was in compliance with all financial covenants for the ABS Notes and Nordic Bonds.
Sustainability-Linked Borrowings
Credit Facility
The Credit Facility contains three sustainability performance targets (“SPTs”) that can influence the applicable margin on borrowings based on the
Group’s performance. These targets are:
•GHG Emissions Intensity: The target measures the Group’s consolidated Scope 1 emissions and Scope 2 emissions, expressed as MT CO2e per
MMcfe;
•Asset Retirement Performance: This target tracks the number of wells the Group successfully retires during any fiscal year; and
•TRIR Performance: This target is based on the TRIR, calculated as the arithmetic average of the two preceding fiscal years and current period. The
TRIR is computed by multiplying the total number of recordable cases (as defined by the Occupational Safety and Health Administration (“OSHA”))
by 200,000 and then dividing by total hours worked by all employees during any fiscal year.
The goals set by the Credit Facility for each of these categories are aspirational and represent higher thresholds than those the Group has publicly set for itself. The economic impact of meeting or failing to meet these thresholds is relatively minor, with adjustments to the applicable margin level ranging from a reduction of five basis points to an increase of five basis points in any given fiscal year.
An independent third-party assurance provider is required to certify the Group’s performance against the SPTs.
ABS IV
In connection with the issuance of the ABS IV Notes, the Group engaged an independent international provider of sustainability research and services to establish and maintain a “sustainability score” for the Group. If this score falls below a minimum threshold set at the time of issuance of the ABS IV
Notes, the interest payable for the subsequent interest accrual period will increase by five basis points. This score is based on an overall assessment of the Group’s corporate sustainability profile and is not contingent upon the Group meeting or exceeding specific sustainability performance metrics.
Additionally, the sustainability score is not influenced by the use of proceeds from the ABS IV Notes, and there are no restrictions on the use of these proceeds beyond the terms outlined in the Group’s Credit Facility. The Group provides updated to the ABS IV note holders through monthly note holder statements, informing them of any change in the interest rate payable on the ABS IV Notes resulting from changes in the sustainability score.
ABS VI & ABS VIII
A “second party opinion provider” has certified that the terms of the ABS VI & ABS VIII notes align with the International Capital Markets Association
(“ICMA”) framework for sustainability-linked bonds. This framework applies to bond instruments whose financial and/or structural characteristics vary based on the achievement of predefined sustainability objectives, or SPTs. The framework comprises five key components (1) the selection of key performance indicators (“KPIs”), (2) the calibration of SPTs, (3) variation of bond characteristics depending on whether the KPIs meet the SPTs, (4)
regular reporting of the status of the KPIs and whether the SPTs have been met, and (5) independent verification of SPT performance by an external reviewer, such as an auditor or environmental consultant. Unlike the ICMA’s framework for green bonds, its framework for sustainability-linked bonds do not mandate a specific use of proceeds.
The ABS VI & ABS VIII notes contain two SPTs. The Group must achieve, and have certified by May 28, 2027 for the ABS VI Notes and by December 31,
2029 for the ABS VIII Notes, the following targets: (1) a reduction in Scope 1 and Scope 2 GHG emissions intensity to 2.85 MT CO2e/MMcfe for the ABS
VI Notes and 2.73 MT CO2e/MMcfe or the ABS VIII Notes, and/or (2) a reduction in Scope 1 methane emissions intensity to 1.12 MT CO2e/MMcfe for the
ABS VI Notes and 0.75 MT CO2e/MMcfe for the ABS VIII Notes. If the Group fails to meet or have these SPTs certified by an external verifier by the respective deadlines, the interest rate payable on the ABS VI & ABS VIII notes will increase by 25 basis points for each unmet or uncertified SPT. An independent third-party assurance provider will be required to certify the Group’s performance against these SPTs by the applicable deadlines.
ABS X
The ABS X Notes contain two SPTs that can influence the applicable margin on borrowings based on the Group’s performance. These targets are:
•GHG Emissions Intensity: The target measures the Group’s consolidated Scope 1 emissions and Scope 2 emissions, expressed as MT CO2e per
MMcfe; and
•Methane Emissions Intensity: This target measures the Group’s consolidated Scope 1 emissions , expressed as MT CO2e per MMcfe.
Both targets must be met by December 2029.
The goals set by ABS X for each of these categories are aspirational and represent higher thresholds than those the Group has publicly set for itself. The economic impact of meeting or failing to meet these thresholds is relatively minor, with adjustments to the applicable margin level ranging from a reduction of 25 basis points to an increase of 25 basis points in any given fiscal year.
An independent third-party assurance provider is required to certify the Group’s performance against the SPTs.
Compliance
As of June 30, 2025, the Group met or was in compliance with all sustainability-linked debt metrics.
Future Maturities
The table below presents a reconciliation of the Group’s undiscounted future maturities of its total borrowings as of the reporting date:

	June 30, 2025	December 31, 2024
Not later than one year	$216,423	$209,463
Later than one year and not later than five years	1,598,471	940,780
Later than five years	905,680	585,330
Total borrowings	$2,720,574	$1,735,573
Finance Costs
The following table represents the Group’s finance costs for each of the periods presented:

	Six Months Ended		Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Interest expense, net of capitalized and income amounts(a)	$94,544	$52,494	$120,773
Amortization of discount and deferred finance costs	3,427	8,087	16,870
Other	198	—	—
Total finance costs	$98,169	$60,581	$137,643
(a)Includes payments related to both borrowings and leases.
Interest Incurred
The table below represents the interest incurred related to the Group’s debt structures for each of the periods presented:

	Six Months Ended		Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Credit Facility	$19,052	$10,369	$22,123
Term Loan I	938	3,398	6,531
ABS I Notes	652	2,419	4,571
ABS II Notes	978	3,557	6,787
ABS III Notes	—	5,507	5,507
ABS IV Notes	1,886	2,342	4,440
ABS V Notes	—	6,792	6,792
ABS VI Notes	9,534	7,170	17,953
ABS VIII Notes	21,053	3,948	25,375
ABS IX Notes	2,536	447	1,460
ABS X Notes	12,588	—	—
ABS Maverick Notes	13,229	—	—
Nordic Bonds	6,892	—	—
Other miscellaneous borrowings(a)	3,463	556	4,106
Total interest incurred on debt instruments	$92,801	$46,505	$105,645
(a)Includes $1,549, $556, and $3,947 of interest incurred on the Oaktree Seller’s Note for the six months ended June 30, 2025 and 2024 and the year ended December
31, 2024, respectively. Includes $1,717 and $159 of interest incurred on other notes payable for the six months ended June 30, 2025 and the year ended December 31,
2024, respectively.
Fair Value
The table below represents the fair value of the Group’s debt structures as of the periods presented:

	As of
	June 30, 2025	December 31, 2024
Credit Facility(a)	$473,000	$284,400
Term Loan I	—	86,277
Term Loan II(a)	—	83,851
ABS I Notes	—	76,821
ABS II Notes	—	98,273
ABS IV Notes	67,080	74,064
ABS VI Notes	213,319	240,150
ABS VIII Notes	583,127	593,653
ABS IX Notes	70,352	73,897
ABS X Notes	524,871	—
ABS Maverick Notes	470,695	—
Nordic Bond	298,220	—
Other miscellaneous borrowings	27,494	107,588
Total fair value of outstanding debt	$2,728,158	$1,718,974
(a)Carrying value approximates fair value.
Excess Cash Flow Payments
The table below represents excess cash flow payments based on the achievement of certain performance metrics related to the Group’s debt structures for each of the periods presented:

	Six Months Ended		Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
ABS I Notes	$—	$1,536	$2,401
ABS VIII Notes	10,221	—	14,753
ABS IX Notes	2,724	—	884
ABS X Notes	8,626	—	—
Total excess cash flow payments	$21,571	$1,536	$18,038
Financing Activities
Reconciliation of borrowings arising from financing activities:

	Six Months Ended		Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Balance at beginning of period	$1,693,242	$1,276,627	$1,276,627
Acquired as part of an acquisition	719,927	215,924	215,924
Proceeds from borrowings	2,201,133	1,238,348	1,844,768
Repayments of borrowings	(1,928,017)	(1,076,897)	(1,653,489)
Costs incurred to secure financing	(30,574)	(13,988)	(20,267)
Amortization of discount and deferred financing costs	3,427	8,087	16,870
Cash paid for interest	(92,254)	(47,632)	(123,141)
Finance costs and other	110,026	54,091	135,950
Balance at end of period	$2,676,910	$1,654,560	$1,693,242